ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Communication Services - 9.3%
Advertising - 0.0% (a)
Omnicom Group, Inc.	2,530	$184,260

Interactive Home Entertainment - 0.2%
Electronic Arts, Inc.	1,976	405,159
Take-Two Interactive Software, Inc. (b)	1,747	436,715
		841,874
Interactive Media & Services - 8.3%
Alphabet, Inc. - Class A	47,884	17,112,305
Alphabet, Inc. - Class C	43,614	15,410,135
Meta Platforms, Inc. - Class A	18,389	10,358,340
		42,880,780
Movies & Entertainment - 0.7%
Live Nation Entertainment, Inc. (b)	1,709	312,935
Netflix, Inc. (b)	38,620	2,757,468
Warner Bros Discovery, Inc. (b)	21,937	584,840
		3,655,243
Wireless Telecommunication Services - 0.1%
T-Mobile US, Inc.	4,202	704,802
Total Communication Services		48,266,959

Consumer Discretionary - 9.5%
Apparel Retail - 0.4%
Ross Stores, Inc.	2,855	607,687
TJX Cos., Inc.	9,832	1,489,548
		2,097,235
Apparel, Accessories & Luxury Goods - 0.0% (a)
Tapestry, Inc.	1,472	215,471

Automobile Manufacturers - 2.1%
Ford Motor Co.	35,789	497,467
General Motors Co.	7,972	614,482
Tesla, Inc. (b)	22,819	9,597,671
		10,709,620
Automotive Retail - 0.3%
AutoZone, Inc. (b)	151	482,587
Carvana Co. (b)	5,896	388,075
O'Reilly Automotive, Inc. (b)	8,291	763,518
		1,634,180
Broadline Retail - 3.8%
Amazon.com, Inc. (b)	80,542	19,196,380

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
eBay, Inc.	3,882	$433,814
		19,630,194
Consumer Electronics - 0.1%
Garmin Ltd.	1,378	327,330

Footwear - 0.1%
NIKE, Inc. - Class B	10,370	425,688

Home Improvement Retail - 0.9%
Home Depot, Inc.	9,399	3,314,840
Lowe's Cos., Inc.	5,270	1,161,982
		4,476,822
Homebuilding - 0.2%
DR Horton, Inc.	2,426	395,147
NVR, Inc. (b)	31	211,215
PulteGroup, Inc.	1,545	211,990
		818,352
Hotels, Resorts & Cruise Lines - 0.8%
Airbnb, Inc. - Class A (b)	3,766	538,914
Booking Holdings, Inc.	7,284	1,298,300
Carnival Corp. Ltd.	8,579	245,102
Expedia Group, Inc.	927	237,201
Hilton Worldwide Holdings, Inc.	1,996	659,598
Marriott International, Inc. - Class A	1,925	713,386
Royal Caribbean Cruises Ltd.	1,994	633,155
		4,325,656
Other Specialty Retail - 0.0% (a)
Ulta Beauty, Inc. (b)	450	202,941

Restaurants - 0.8%
Chipotle Mexican Grill, Inc. (b)	12,806	435,404
DoorDash, Inc. - Class A (b)	3,470	640,319
McDonald's Corp.	6,427	1,737,282
Starbucks Corp.	10,236	1,046,017
Yum! Brands, Inc.	2,404	384,304
		4,243,326
Total Consumer Discretionary		49,106,815

Consumer Staples - 4.7%
Agricultural Products & Services - 0.0% (a)
Archer-Daniels-Midland Co.	4,086	312,170

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Consumer Staples Merchandise Retail - 1.8%
Costco Wholesale Corp.	4,063	$3,800,815
Dollar Tree, Inc. (b)	2,044	247,222
Target Corp.	3,930	513,297
Walmart, Inc.	40,297	4,564,038
		9,125,372
Distillers & Vintners - 0.0% (a)
Constellation Brands, Inc. - Class A	1,302	181,095

Food Retail - 0.1%
Casey's General Stores, Inc.	351	278,971
Kroger Co.	5,822	323,296
		602,267
Household Products - 0.9%
Church & Dwight Co., Inc.	2,463	238,616
Colgate-Palmolive Co.	7,615	698,143
Kimberly-Clark Corp.	2,834	311,088
Procter & Gamble Co.	21,898	3,211,123
		4,458,970
Packaged Foods & Meats - 0.1%
Hershey Co.	1,519	266,508
Kraft Heinz Co.	6,798	160,569
		427,077
Personal Care Products - 0.1%
Estee Lauder Cos., Inc. - Class A	1,771	139,821
Kenvue, Inc.	18,231	348,394
		488,215
Soft Drinks & Non-alcoholic Beverages - 1.0%
Coca-Cola Co.	34,763	2,825,189
Monster Beverage Corp. (b)	7,350	706,482
PepsiCo, Inc.	13,073	1,770,084
		5,301,755
Tobacco - 0.7%
Altria Group, Inc.	15,031	1,081,480
Philip Morris International, Inc.	14,406	2,606,190
		3,687,670
Total Consumer Staples		24,584,591

Energy - 3.2%
Integrated Oil & Gas - 1.6%
Chevron Corp.	17,004	2,818,583
Exxon Mobil Corp.	37,816	5,170,204
Occidental Petroleum Corp.	6,079	295,257
		8,284,044

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Oil & Gas Equipment & Services - 0.2%
Baker Hughes Co.	10,042	$557,331
Halliburton Co.	7,141	242,437
SLB Ltd.	13,734	638,494
		1,438,262
Oil & Gas Exploration & Production - 0.5%
ConocoPhillips	11,064	1,150,213
Devon Energy Corp.	9,861	407,457
Diamondback Energy, Inc.	1,668	293,201
EQT Corp.	6,222	330,824
Expand Energy Corp.	1,969	179,553
Texas Pacific Land Corp.	577	252,518
		2,613,766
Oil & Gas Refining & Marketing - 0.4%
Marathon Petroleum Corp.	2,699	690,053
Phillips 66	3,714	627,852
Valero Energy Corp.	2,692	701,104
		2,019,009
Oil & Gas Storage & Transportation - 0.5%
Kinder Morgan, Inc.	17,281	552,474
ONEOK, Inc.	6,541	568,674
Targa Resources Corp.	2,232	598,488
Williams Cos., Inc.	10,685	794,323
		2,513,959
Total Energy		16,869,040

Financials - 11.6%
Asset Management & Custody Banks - 0.9%
Ameriprise Financial, Inc.	904	414,719
Ares Management Corp. - Class A	1,529	170,193
Bank of New York Mellon Corp.	6,088	880,386
Blackrock, Inc.	1,271	1,222,143
Blackstone, Inc.	6,922	814,512
KKR & Co., Inc.	5,508	505,524
Northern Trust Corp.	1,527	265,453
T Rowe Price Group, Inc.	1,764	200,549
		4,473,479
Consumer Finance - 0.2%
Capital One Financial Corp.	4,848	972,606
Synchrony Financial	3,322	252,638
		1,225,244
Diversified Banks - 3.1%
Bank of America Corp.	62,350	3,552,703
Citigroup, Inc.	13,678	1,914,373

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
JPMorgan Chase & Co.	24,066	$7,877,524
KeyCorp	7,345	169,302
Wells Fargo & Co.	28,883	2,386,891
		15,900,793
Diversified Financial Services - 0.1%
Apollo Global Management, Inc.	4,006	473,950

Financial Exchanges & Data - 0.8%
Cboe Global Markets, Inc.	885	214,763
CME Group, Inc.	3,267	721,452
Coinbase Global, Inc. - Class A (b)	1,667	243,699
Intercontinental Exchange, Inc.	5,183	638,079
Moody's Corp.	1,396	632,276
MSCI, Inc.	714	399,869
Nasdaq, Inc.	4,025	317,250
S&P Global, Inc.	2,836	1,154,989
		4,322,377
Insurance Brokers - 0.4%
Aon PLC - Class A	1,921	637,176
Arthur J Gallagher & Co.	2,201	505,284
Marsh & McLennan Cos., Inc.	4,670	778,349
		1,920,809
Investment Banking & Brokerage - 1.3%
Charles Schwab Corp.	16,151	1,490,253
Goldman Sachs Group, Inc.	2,322	2,348,401
Interactive Brokers Group, Inc. - Class A	4,023	350,162
Morgan Stanley	9,302	1,944,490
Robinhood Markets, Inc. - Class A (b)	5,542	555,752
		6,689,058
Life & Health Insurance - 0.3%
Aflac, Inc.	4,026	472,049
MetLife, Inc.	5,024	425,081
Principal Financial Group, Inc.	1,558	167,921
Prudential Financial, Inc.	2,953	318,717
		1,383,768
Multi-Sector Holdings - 1.6%
Berkshire Hathaway, Inc. - Class B (b)	16,607	8,309,977

Property & Casualty Insurance - 0.6%
Allstate Corp.	2,250	535,365
American International Group, Inc.	4,515	336,503
Arch Capital Group Ltd. (b)	3,434	333,304
Chubb Ltd.	3,269	1,113,879
Hartford Insurance Group, Inc.	2,352	311,687

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Loews Corp.	1,340	$151,701
Travelers Cos., Inc.	1,874	618,645
		3,401,084
Regional Banks - 0.3%
Citizens Financial Group, Inc.	4,679	327,857
Huntington Bancshares, Inc.	17,374	308,041
M&T Bank Corp.	1,267	301,559
Regions Financial Corp.	6,996	211,279
Truist Financial Corp.	10,821	539,102
		1,687,838
Transaction & Payment Processing Services - 2.0%
Block, Inc. (b)	4,745	360,620
Corpay, Inc. (b)	704	234,622
Fidelity National Information Services, Inc.	4,135	160,769
Fiserv, Inc. (b)	5,203	255,207
Mastercard, Inc. - Class A	7,418	3,809,885
PayPal Holdings, Inc.	7,749	334,602
Visa, Inc. - Class A	15,213	5,219,428
		10,375,133
Total Financials		60,163,510

Health Care - 9.0%
Biotechnology - 1.8%
AbbVie, Inc.	15,914	4,004,599
Amgen, Inc.	5,101	1,847,174
Biogen, Inc. (b)	1,508	325,818
Gilead Sciences, Inc.	11,146	1,408,186
Moderna, Inc. (b)	3,532	247,346
Regeneron Pharmaceuticals, Inc.	974	607,328
Vertex Pharmaceuticals, Inc. (b)	2,275	1,130,061
		9,570,512
Health Care Distributors - 0.4%
Cardinal Health, Inc.	2,280	541,637
Cencora, Inc.	1,997	565,111
McKesson Corp.	1,096	828,137
		1,934,885
Health Care Equipment - 0.8%
Becton Dickinson & Co.	2,447	370,304
Boston Scientific Corp. (b)	13,516	576,863
Dexcom, Inc. (b)	4,069	274,047
Edwards Lifesciences Corp. (b)	5,597	506,305
GE HealthCare Technologies, Inc.	4,257	272,491
IDEXX Laboratories, Inc. (b)	779	410,097
Intuitive Surgical, Inc. (b)	3,267	1,299,221

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
ResMed, Inc.	1,408	$274,391
STERIS PLC	792	166,771
		4,150,490
Health Care Facilities - 0.1%
HCA Healthcare, Inc.	1,389	541,557

Health Care Services - 0.4%
Cigna Group	2,341	645,367
CVS Health Corp.	12,199	1,261,986
Labcorp Holdings, Inc.	668	187,040
		2,094,393
Health Care Technology - 0.0% (a)
Veeva Systems, Inc. - Class A (b)	1,421	252,185

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	2,716	360,766
Danaher Corp.	5,755	1,096,212
IQVIA Holdings, Inc. (b)	1,599	308,959
Mettler-Toledo International, Inc. (b)	214	273,387
Thermo Fisher Scientific, Inc.	3,430	1,719,665
Waters Corp. (b)	1,047	392,667
West Pharmaceutical Services, Inc.	754	270,686
		4,422,342
Managed Health Care - 1.0%
Centene Corp. (b)	4,502	288,984
Elevance Health, Inc.	1,956	756,444
Humana, Inc.	1,200	476,664
UnitedHealth Group, Inc.	8,275	3,439,338
		4,961,430
Pharmaceuticals - 3.6%
Eli Lilly & Co.	7,190	8,623,902
Johnson & Johnson	21,720	5,516,228
Merck & Co., Inc.	22,110	2,841,135
Pfizer, Inc.	51,851	1,248,572
Viatris, Inc.	9,037	143,508
Zoetis, Inc.	3,962	284,709
		18,658,054
Total Health Care		46,585,848

Industrials - 8.5%
Aerospace & Defense - 2.3%
Axon Enterprise, Inc. (b)	801	449,049
Boeing Co. (b)	7,028	1,521,351
General Electric Co.	9,400	3,513,062

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Honeywell Aerospace, Inc. (b)	3,011	$665,561
Howmet Aerospace, Inc.	3,522	946,925
L3Harris Technologies, Inc.	1,584	460,295
Lockheed Martin Corp.	1,790	911,933
Northrop Grumman Corp.	1,159	590,290
RTX Corp.	11,612	2,203,145
TransDigm Group, Inc.	504	671,348
		11,932,959
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	959	180,618
Expeditors International of Washington, Inc.	1,469	239,418
United Parcel Service, Inc. - Class B	6,483	696,922
		1,116,958
Building Products - 0.4%
Carrier Global Corp.	7,823	573,817
Johnson Controls International PLC	5,515	805,797
Trane Technologies PLC	1,932	948,921
		2,328,535
Cargo Ground Transportation - 0.1%
JB Hunt Transport Services, Inc.	699	202,311
Old Dominion Freight Line, Inc.	1,556	337,030
		539,341
Construction & Engineering - 0.3%
Comfort Systems USA, Inc.	265	525,217
EMCOR Group, Inc.	425	352,699
Quanta Services, Inc.	1,159	834,526
		1,712,442
Construction Machinery & Heavy Transportation Equipment - 1.1%
Caterpillar, Inc.	3,698	3,938,000
Cummins, Inc.	1,038	740,312
PACCAR, Inc.	4,532	544,384
Westinghouse Air Brake Technologies Corp.	1,643	442,953
		5,665,649
Diversified Support Services - 0.1%
Cintas Corp.	2,990	508,539
Copart, Inc. (b)	8,520	240,179
		748,718
Electrical Components & Equipment - 0.8%
AMETEK, Inc.	1,994	482,428
Eaton Corp. PLC	3,018	1,286,030
Emerson Electric Co.	5,092	728,920
Hubbell, Inc.	423	221,314
Rockwell Automation, Inc.	963	476,762

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Vertiv Holdings Co. - Class A	2,798	$936,826
		4,132,280
Environmental & Facilities Services - 0.2%
Veralto Corp.	2,610	231,455
Waste Management, Inc.	3,265	727,703
		959,158
Heavy Electrical Equipment - 0.5%
GE Vernova, Inc.	1,989	2,336,796

Human Resource & Employment Services - 0.2%
Automatic Data Processing, Inc.	3,566	798,606
Paychex, Inc.	3,524	346,515
		1,145,121
Industrial Conglomerates - 0.3%
3M Co.	4,657	754,015
Honeywell International, Inc.	3,011	674,051
		1,428,066
Industrial Machinery & Supplies & Components - 0.5%
Dover Corp.	1,106	248,054
Fortive Corp.	3,386	206,851
Ingersoll Rand, Inc.	2,675	219,323
Otis Worldwide Corp.	3,774	270,218
Parker-Hannifin Corp.	1,116	1,091,582
Snap-on, Inc.	412	165,789
Xylem, Inc.	1,999	236,302
		2,438,119
Passenger Airlines - 0.2%
Delta Air Lines, Inc.	5,867	549,503
Southwest Airlines Co.	3,413	175,497
United Airlines Holdings, Inc. (b)	3,090	420,209
		1,145,209
Passenger Ground Transportation - 0.3%
Uber Technologies, Inc. (b)	18,691	1,348,743

Rail Transportation - 0.6%
CSX Corp.	16,671	792,373
Norfolk Southern Corp.	1,980	622,888
Union Pacific Corp.	5,445	1,481,040
		2,896,301
Research & Consulting Services - 0.1%
Equifax, Inc.	1,002	159,037
Verisk Analytics, Inc.	1,149	206,280
		365,317

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Trading Companies & Distributors - 0.3%
Fastenal Co.	9,885	$474,776
United Rentals, Inc.	538	609,495
WW Grainger, Inc.	442	601,297
		1,685,568
Total Industrials		43,925,280

Information Technology - 38.6% (c)
Application Software - 1.7%
Adobe, Inc. (b)	3,817	782,561
AppLovin Corp. - Class A (b)	2,266	1,167,511
Autodesk, Inc. (b)	2,125	413,142
Cadence Design Systems, Inc. (b)	2,333	875,622
Datadog, Inc. - Class A (b)	3,170	825,341
Fair Isaac Corp. (b)	265	316,617
Palantir Technologies, Inc. - Class A (b)	18,448	2,152,328
Salesforce, Inc.	8,729	1,367,485
Synopsys, Inc. (b)	1,372	612,008
Workday, Inc. - Class A (b)	2,135	261,367
		8,773,982
Communications Equipment - 1.4%
Arista Networks, Inc. (b)	8,230	1,398,112
Ciena Corp. (b)	1,046	513,126
Cisco Systems, Inc.	36,099	4,240,188
F5, Inc. (b)	535	222,539
Lumentum Holdings, Inc. (b)	544	466,785
Motorola Solutions, Inc.	1,445	600,094
		7,440,844
Electronic Components - 0.7%
Amphenol Corp. - Class A	9,507	1,676,274
Coherent Corp. (b)	1,444	569,615
Corning, Inc.	6,145	1,569,617
		3,815,506
Electronic Equipment & Instruments - 0.2%
Keysight Technologies, Inc. (b)	1,426	499,200
Teledyne Technologies, Inc. (b)	493	328,782
		827,982
Electronic Manufacturing Services - 0.1%
Jabil, Inc.	689	265,596
TE Connectivity PLC	2,269	457,453
		723,049
Internet Services & Infrastructure - 0.1%
Akamai Technologies, Inc. (b)	1,341	158,520

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
VeriSign, Inc.	888	$223,385
		381,905
IT Consulting & Other Services - 0.5%
Cognizant Technology Solutions Corp. - Class A	4,629	179,281
International Business Machines Corp.	8,648	2,431,904
		2,611,185
Semiconductor Materials & Equipment - 2.5%
Applied Materials, Inc.	6,195	4,478,985
KLA Corp.	10,210	3,080,459
Lam Research Corp.	9,955	4,313,800
Qnity Electronics, Inc.	1,453	237,290
Teradyne, Inc.	1,185	573,350
		12,683,884
Semiconductors - 15.9%
Advanced Micro Devices, Inc. (b)	12,812	7,442,619
Analog Devices, Inc.	3,848	1,528,310
Broadcom, Inc.	36,168	13,662,462
First Solar, Inc. (b)	1,115	263,095
Intel Corp. (b)	35,821	5,001,686
Microchip Technology, Inc.	4,100	373,920
Micron Technology, Inc.	8,809	10,168,141
Monolithic Power Systems, Inc.	384	530,826
NVIDIA Corp.	196,255	39,268,663
ON Semiconductor Corp. (b)	2,823	266,887
QUALCOMM, Inc.	8,435	1,558,704
Texas Instruments, Inc.	8,545	2,547,008
		82,612,321
Systems Software - 6.6%
Crowdstrike Holdings, Inc. - Class A (b)	1,961	1,496,518
Fortinet, Inc. (b)	6,035	927,097
Microsoft Corp.	69,603	25,963,311
Oracle Corp.	14,139	2,072,070
Palo Alto Networks, Inc. (b)	7,581	2,585,273
ServiceNow, Inc. (b)	9,797	972,646
		34,016,915
Technology Hardware, Storage & Peripherals - 8.9%
Apple, Inc.	133,785	38,712,028
Dell Technologies, Inc. - Class C	2,327	1,004,007
Hewlett Packard Enterprise Co.	11,738	529,501
HP, Inc.	7,521	165,011
Sandisk Corp. (b)	1,183	2,689,823
Seagate Technology Holdings PLC	1,658	1,599,970

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
Western Digital Corp.	2,548	$1,627,458
		46,327,798
Total Information Technology		200,215,371

Materials - 1.8%
Commodity Chemicals - 0.0% (a)
Dow, Inc.	5,762	157,648

Construction Materials - 0.2%
CRH PLC	5,543	593,101
Martin Marietta Materials, Inc.	524	302,191
Vulcan Materials Co.	1,134	334,541
		1,229,833
Copper - 0.1%
Freeport-McMoRan, Inc.	11,250	707,513

Fertilizers & Agricultural Chemicals - 0.1%
Corteva, Inc.	5,912	500,687

Gold Mining - 0.2%
Newmont Corp.	8,917	832,848

Industrial Gases - 0.5%
Linde PLC	4,430	2,298,904

Paper & Plastic Packaging Products & Materials - 0.1%
Amcor PLC	3,615	156,710
International Paper Co.	4,042	154,000
Packaging Corp. of America	693	165,128
Smurfit Westrock PLC	5,729	265,024
		740,862
Specialty Chemicals - 0.4%
Albemarle Corp.	886	119,637
DuPont de Nemours, Inc.	1,091	148,028
Ecolab, Inc.	2,248	626,315
PPG Industries, Inc.	2,359	286,123
Sherwin-Williams Co.	2,052	706,545
		1,886,648
Steel - 0.2%
Nucor Corp.	2,136	475,794
Steel Dynamics, Inc.	1,421	326,063
		801,857
Total Materials		9,156,800

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value

Real Estate - 0.1%
Real Estate Services - 0.1%
CBRE Group, Inc. - Class A (b)	2,840	$382,520

Utilities - 2.2%
Electric Utilities - 1.5%
Alliant Energy Corp.	2,624	200,185
American Electric Power Co., Inc.	4,706	643,828
Constellation Energy Corp.	2,541	631,108
Duke Energy Corp.	6,898	873,149
Entergy Corp.	4,245	487,581
Evergy, Inc.	1,809	156,352
Eversource Energy	3,074	222,158
Exelon Corp.	8,878	413,892
FirstEnergy Corp.	4,890	232,471
NextEra Energy, Inc.	18,598	1,632,347
NRG Energy, Inc.	1,638	239,246
PG&E Corp.	21,472	361,159
PPL Corp.	6,138	223,116
Southern Co.	9,807	938,628
Xcel Energy, Inc.	5,127	411,698
		7,666,918
Gas Utilities - 0.0% (a)
Atmos Energy Corp.	1,342	231,186

Independent Power Producers & Energy Traders - 0.1%
Vistra Corp.	2,838	450,192

Multi-Utilities - 0.5%
Ameren Corp.	2,295	259,427
CenterPoint Energy, Inc.	5,380	236,935
CMS Energy Corp.	3,128	239,292
Consolidated Edison, Inc.	3,479	384,882
Dominion Energy, Inc.	7,388	504,527
NiSource, Inc.	4,566	217,113
Public Service Enterprise Group, Inc.	4,269	346,472
WEC Energy Group, Inc.	3,359	392,230
		2,580,878
Water Utilities - 0.1%
American Water Works Co., Inc.	1,983	260,923
Total Utilities		11,190,097
TOTAL COMMON STOCKS (Cost $325,535,022)		510,446,831

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value

REAL ESTATE INVESTMENT TRUSTS - 1.4%
Real Estate - 1.4%
Data Center REITs - 0.3%
Digital Realty Trust, Inc.	2,821	$506,595
Equinix, Inc.	868	904,795
		1,411,390
Health Care REITs - 0.3%
Welltower, Inc.	6,612	1,500,726

Industrial REITs - 0.2%
Prologis, Inc.	8,509	1,152,714

Other Specialized REITs - 0.1%
Iron Mountain, Inc.	2,518	318,048

Retail REITs - 0.1%
Simon Property Group, Inc.	2,883	644,783

Self-Storage REITs - 0.2%
Extra Space Storage, Inc.	1,776	258,053
Public Storage	1,382	439,904
		697,957
Telecom Tower REITs - 0.2%
American Tower Corp.	4,426	723,961
Crown Castle, Inc.	4,195	317,687
SBA Communications Corp.	852	150,344
		1,191,992
Timber REITs - 0.0% (a)
Weyerhaeuser Co.	5,587	133,753
Total Real Estate		7,051,363
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $7,187,882)		7,051,363

RIGHTS - 0.0% (a)
Financials - 0.0% (a)
Asset Management & Custody Banks — 0.0% (a)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (b)(d)	2,344	—
TOTAL RIGHTS (Cost $0)		—

ALPHA ARCHITECT US EQUITY ETF
SCHEDULE OF INVESTMENTS
June 30, 2026 (Unaudited)

	Shares	Value
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 0.1%
First American Government Obligations Fund - Class X, 3.57% (e)	691,186	$691,186
TOTAL MONEY MARKET FUNDS (Cost $691,186)		691,186

TOTAL INVESTMENTS - 100.0% (Cost $333,414,090)		$518,189,380
Other Assets in Excess of Liabilities - 0.0% (a)		75,503
TOTAL NET ASSETS - 100.0%		$518,264,883

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect that industry or sector.

(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2026.

(e)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI, Inc. and S&P and has been licensed for use by U.S. Bank Global Fund Services.

ALPHA ARCHITECT US EQUITY ETF

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

Alpha Architect US Equity ETF (the "Fund") has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

DESCRIPTION	LEVEL 1	LEVEL 2	LEVEL 3(b)	TOTAL
Investments:
Common Stocks	$510,446,831	$—	$—	$510,446,831
Real Estate Investment Trusts	7,051,363	—	—	7,051,363
Rights	—		0(a)	0(a)
Money Market Funds	691,186	—	—	691,186
Total Investments	$518,189,380	$—	$ 0(a)	$518,189,380

Refer to the Schedule of Investments for further disaggregation of investment categories.

(a) Represents less than $0.50.
(b) Management has decided that the amount of Level 3 securities compared to total net assets is not material to the Fund; therefore, the roll forward of Level 3 securities and assumptions are not shown for the current fiscal period for the Fund.

During the fiscal period ended June 30, 2026, the Fund recognized no transfers to or from Level 3. Transfers between levels are recognized at the end of the reporting period.